Award Timing Disclosure	12 Months Ended
Dec. 31, 2024 USD ($)
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	the Board does not take into account material non-public information when determining the timing or terms of equity awards, nor do we time disclosure of material non-public information for the purpose of affecting the value of executive compensation
Award Timing Method	the Human Resource Management and Compensation Committee authority to approve equity grants. Our general practice is to complete our annual executive compensation review and determine performance goals and target compensation for our named executive officers. Accordingly, annual equity awards are typically determined, reviewed and approved at the first Board meeting of the fiscal year. These grants are then made effective shortly thereafter. On occasion, the Board may grant equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention or other purposes. While the Board has discretionary authority to grant equity
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
PEO [Member]
Awards Close in Time to MNPI Disclosures
Fair Value as of Grant Date	$ 1,815,000
Non-CEO NEOs [Member]
Awards Close in Time to MNPI Disclosures
Fair Value as of Grant Date	$ 290,625